Operating costs and non-underlying items (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Gross Profit and Operating Cost

	€ million	€ million	€ million
	2020	2019	2018
Turnover	50,724	51,980	50,982
Cost of sales	(28,684)	(29,102)	(28,703)
of which:

Distribution costs	(3,104)	(3,089)	(3,057)
Production costs	(3,696)	(3,701)	(3,732)
Raw and packaging materials and goods purchased for resale	(20,400)	(20,769)	(20,516)
Other	(1,484)	(1,543)	(1,398)

Gross profit	22,040	22,878	22,279
Selling and administrative expenses	(12,673)	(12,931)	(12,816)
of which:

Brand and marketing investment	(7,091)	(7,272)	(7,150)
Overheads	(5,582)	(5,659)	(5,666)
of which: Research and development	(800)	(840)	(900)

Non-underlying items within operating profit before tax	(1,064)	(1,239)	3,176

Operating profit	8,303	8,708	12,639

Non-underlying Items

	€ million	€ million	€ million
	2020	2019	2018
Non-underlying items within operating profit before tax	(1,064)	(1,239)	3176

Acquisition and disposal-related costs	(69)	(132)	76
Gain on disposal of group companies (a)	8	70	4,331
Restructuring costs (b)	(916)	(1,159)	(914)
Impairments (c)	—	(18)	(208)
Other (d)	(87)	—	(109)

Tax on non-underlying items within operating profit	272	309	(259)

Non-underlying items within operating profit after tax	(792)	(930)	2,917

Non-underlying items not in operating profit but within net profit before tax	(36)	35	154

Share of gain on disposal of Spreads business in Portugal JV	—	3	32
Interest related to the UK tax audit of intangible income and centralised services	(56)	—	—
Net monetary gain arising from hyperinflationary economies	20	32	122

Tax impact of non-underlying items not in operating profit but within net profit	(146)	(196)	(29)

Impact of US tax reform	—	—	(29)
Taxes related to the reorganisation of our European business	(58)	(175)	—
Taxes related to share buyback as part of Unification	(30)	—	—
Taxes related to the UK tax audit of intangible income and centralised services	(53)	—	—
Hyperinflation adjustment for Argentina deferred tax	(5)	(21)	—

Non-underlying items not in operating profit but within net profit after tax	(182)	(161)	125

Non-underlying items after tax (e)	(974)	(1,091)	3,042

Attributable to:
Non-controlling interest	(23)	(28)	18
Shareholders’ equity	(951)	(1,063)	3,024

(a)	2020 gain relates to a laundry bar business disposal. 2019 includes a gain of €57 million relating to the disposal of Alsa. 2018 includes a gain of €4,331 million on disposal of spreads business.
(b)	Restructuring costs are comprised of various supply chain optimisation projects and organisational change programmes across markets.
(c)	2019 includes a charge of €18 million relating to an impairment of goodwill for a local business classified to held for sale.
(d)	2020 includes a charge of €87 million for litigation matters in relation to investigations by national competition authorities.
(e)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.